 GOLDMAN SACHS GROWTH AND INCOME FUND
Statement of Investments
July 31, 1997
(Unaudited)

 SHARES       DESCRIPTION                 VALUE
-----------------------------------------------
 COMMON STOCKS - 95.6%
 AEROSPACE/DEFENSE - 3.4%
              Lockheed Martin
 372,200      Corp.              $   39,639,300
-----------------------------------------------
 AIRLINES - 4.1%
 237,600      AMR Corp.*             25,556,850
              Continental Air-
 571,900      lines, Inc.*           21,446,250
-----------------------------------------------
                                     47,003,100
-----------------------------------------------
 APPLIANCE MANUFACTURER - 3.6%
 1,074,200    Sunbeam Corp.          42,028,075
-----------------------------------------------
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER - 4.4%
 1,058,400    Lear Corp.*            50,670,900
-----------------------------------------------
 AUTO/VEHICLE - 2.7%
 761,700      Ford Motor Co.         31,134,488
-----------------------------------------------
 BANKS - 5.9%
              Chase Manhattan
 305,700      Corp.                  34,716,056
              NationsBank
 130,900      Corp.                   9,318,444
              Republic of New
 209,200      York Corp.             24,162,600
-----------------------------------------------
                                     68,197,100
-----------------------------------------------
 CHEMICAL PRODUCTS - 2.2%
              Union Carbide
 456,700      Corp.                  25,289,763
-----------------------------------------------
 CHEMICALS-COMMODITY - 0.5%
 325,800      Geon Co.                6,271,650
-----------------------------------------------
 COMMUNICATIONS & MEDIA - 0.9%
              MCI Communica-
 290,600      tions, Inc.            10,261,813
-----------------------------------------------
 DATACOM EQUIPMENT - 2.0%
              Bay Networks,
 747,100      Inc*                   22,786,550
-----------------------------------------------
 DEFENSE - 1.7%
              McDonnell Doug-
 253,800      las Corp.              19,415,700
-----------------------------------------------
 ELECTRIC UTILITIES - 4.7%
              Long Island
 574,000      Lighting Co.           14,098,875
 1,784,800    Unicom Corp.           40,492,650
-----------------------------------------------
                                     54,591,525
-----------------------------------------------
 ENTERTAINMENT AND LEISURE - 1.2%
              Royal Caribbean
 359,600      Cruise Lines           14,271,625
-----------------------------------------------
 FINANCIAL SERVICES - 3.0%
              BankAmerica
 294,000      Corp.                  22,197,000
              Fleet Financial
 185,000      Group, Inc.            12,556,875
-----------------------------------------------
                                     34,753,875
-----------------------------------------------

 SHARES       DESCRIPTION                 VALUE
-----------------------------------------------
 COMMON STOCKS (CONTINUED)
 FOREST PRODUCTS - 4.1%
              Georgia Pacific
 274,000      Corp.              $   25,875,875
              Stone Container
 1,332,800    Corp.*                 22,157,800
-----------------------------------------------
                                     48,033,675
-----------------------------------------------
 HEALTHCARE MANAGEMENT - 10.7%
 357,400      Aetna Inc.             40,721,263
              Columbia HCA
 801,400      Healthcare             25,845,150
              Foundation
 679,100      Health Systems*        21,985,863
              Tenet Healthcare
 1,173,400    Corp.*                 35,128,663
-----------------------------------------------
                                    123,680,939
-----------------------------------------------
 HOME BUILDERS - 3.9%
 330,400      Centex Corp.           18,419,800
 731,900      Lennar Corp.           27,263,275
-----------------------------------------------
                                     45,683,075
-----------------------------------------------
 INSURANCE BROKERS - 1.0%
 102,000      Loews Corp.            11,028,750
-----------------------------------------------
 INSURANCE-LIFE - 3.4%
 198,500      Cigna Corp.            39,600,750
-----------------------------------------------
 INTEGRATED OIL - 2.9%
              Atlantic Rich-
 228,000      field Co.              17,057,250
 146,800      Texaco, Inc.           17,037,975
-----------------------------------------------
                                     34,095,225
-----------------------------------------------
 LOGISTICS/RAIL - 1.5%
              Canadian Pacific
 579,700      Ltd.                   17,499,694
-----------------------------------------------
 OIL REFINING & MARKETING - 3.4%
 1,264,600    Tosco Corp.            39,597,788
-----------------------------------------------
 PERSONAL COMPUTERS & PERIPHERALS - 3.5%
 1,396,600    Quantum Corp.          40,588,688
-----------------------------------------------
 PACKAGING - 1.4%
              Owens Illinois
 469,400      Corp.*                 16,194,300
-----------------------------------------------
 SECURITY AND COMMODITY BROKERS, DEALERS AND
 SERVICES - 3.1%
 692,500      Morgan Stanley
              Dean Witter Dis-
              cover & Co.            36,226,406
-----------------------------------------------
 SEMICONDUCTORS - 3.1%
 543,700      Avnet, Inc.            35,782,256
-----------------------------------------------
 STEEL - 1.7%
 439,300      AK Steel Holding
              Corp.                  20,152,888
-----------------------------------------------

-----------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 GOLDMAN SACHS GROWTH AND INCOME FUND
Statement of Investments (continued)
July 31, 1997
(Unaudited)

 SHARES      DESCRIPTION                 VALUE
----------------------------------------------
 COMMON STOCKS (CONTINUED)
 SUPERMARKETS - 3.6%
 1,038,300   Fleming Compa-
             nies, Inc.         $   16,547,906
 632,100     Supervalu, Inc.        25,600,050
----------------------------------------------
                                    42,147,956
----------------------------------------------
 TEXTILES - 2.3%
 966,800     Fruit of The
             Loom, Inc.*            26,466,150
----------------------------------------------
 TIRE & OTHER RELATED RUBBER PRODUCTS - 2.8%
 494,400     Goodyear Tire &
             Rubber Co.             31,919,700
----------------------------------------------
 TOBACCO - 1.4%
 367,600     Philip Morris
             Companies, Inc.        16,587,950
----------------------------------------------
 TRANSPORTATION-MISCELLANEOUS - 1.5%
 485,900     CNF Transporta-
             tion Inc.              16,945,759
----------------------------------------------
 TOTAL COMMON STOCKS
 (COST $853,830,971)            $1,108,547,413
----------------------------------------------
----------------------------------------------
 PREFERRED STOCKS - 0.3%
 46,000      Royal Caribbean
             Cruise Lines*      $    3,128,000
----------------------------------------------
 TOTAL PREFERRED STOCKS
 (COST $2,300,000)              $    3,128,000
----------------------------------------------
----------------------------------------------
 REPURCHASE AGREEMENT - 3.9%
 $45,600,000 Joint Repurchase
             Agreement
             Account 5.84%,
             08/01/97           $   45,600,000
----------------------------------------------
 TOTAL REPURCHASE AGREEMENT
 (COST $45,600,000)             $   45,600,000
----------------------------------------------
----------------------------------------------

 CONTRACTS DESCRIPTION                 VALUE
-----------------------------------------------------
 OPTIONS - 0.1%
 800       S&P 500 Index
           Put, Strike 775,
           exp. 09/97         $       80,000
 650       S&P 500 Index
           Put, Strike 800,
           exp. 09/97                 89,375
 800       S&P 500 Index
           Put, Strike 875,
           exp. 09/97                520,000
-----------------------------------------------------
 TOTAL OPTIONS
 (COST $4,192,750)            $      689,375
-----------------------------------------------------
-----------------------------------------------------
 TOTAL INVESTMENTS
 (COST $905,923,721) (A)      $1,157,964,788
-----------------------------------------------------
-----------------------------------------------------
 FEDERAL INCOME TAX INFORMA-
 TION:
  Gross unrealized gain for
  investments in which value
  exceeds cost                $  266,542,770
  Gross unrealized loss for
  investments in which cost
  exceeds value                  (14,535,337)
-----------------------------------------------------
  Net unrealized gain         $  252,007,433
-----------------------------------------------------
-----------------------------------------------------

 * Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $905,957,355. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
-----------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 GOLDMAN SACHS GROWTH AND INCOME FUND
Statement of Assets and Liabilities
July 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

 ASSETS:
 Investment in securities, at value
 (identified cost $905,923,721)                                 $1,157,964,788
 Cash                                                                   43,389
 Receivables:
 Investment securities sold                                          1,175,798
 Fund shares sold                                                   13,105,678
 Dividends and interest                                              1,284,635
 Deferred organization expenses, net                                     9,844
 Other assets                                                            9,615
-------------------------------------------------------------------------------
 Total assets                                                    1,173,593,747
-------------------------------------------------------------------------------
 LIABILITIES:
 Payables:
 Investment securities purchased                                    12,225,088
 Fund shares repurchased                                               337,189
 Amounts owed to affiliates                                          1,760,533
 Accrued expenses and other liabilities                                153,495
-------------------------------------------------------------------------------
 Total liabilities                                                  14,476,305
-------------------------------------------------------------------------------
 NET ASSETS:
 Paid-in capital                                                   820,086,389
 Accumulated distributions in excess of
 net investment income                                                 (58,032)
 Accumulated undistributed net realized
 gain on investment, option and futures
 transactions                                                       87,048,018
 Net unrealized gain on investment,
 options and futures                                               252,041,067
-------------------------------------------------------------------------------
 Net assets                                                     $1,159,117,442
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                        CLASS A        CLASS B
-------------------------------------------------------------------------------
 Total shares of beneficial interest
 outstanding, $.001 par value
 (100,000,000 and 25,000,000 shares per
 each class authorized for each Class A
 and B, respectively)                                34,440,476      5,396,253
 Net asset and Class A redemption value
 per share (a)                                           $28.62         $28.47
 Maximum public offering price per share
 (Class A NAV X 1.0582)                                  $30.29         $28.47
                                                  INSTITUTIONAL        SERVICE
-------------------------------------------------------------------------------
 Total shares of beneficial interest
 outstanding, $.001 par value
 (50,000,000 shares per each class
 authorized)                                            441,533        252,527
 Net asset value, offering and
 redemption price per share                              $28.63         $28.61
-------------------------------------------------------------------------------

(a) At redemption, Class B shares are subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
-----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 GOLDMAN SACHS GROWTH AND INCOME FUND
Statement of Operations
For the Six Months Ended July 31, 1997
(Unaudited)

--------------------------------------------------------------------------------

 INVESTMENT INCOME:
 Dividends (a)                                                   $  6,990,857
 Interest                                                             816,428
------------------------------------------------------------------------------
 Total Income                                                       7,807,285
------------------------------------------------------------------------------
 EXPENSES:
 Management fees                                                    2,901,738
 Distribution fees                                                  1,198,314
 Authorized dealer service fees                                     1,023,679
 Custodian fees                                                        74,717
 Transfer agent fees                                                  546,444
 Professional fees                                                     34,493
 Registration fees                                                     82,048
 Amortization of deferred organization expenses                         9,477
 Trustee fees                                                           6,327
 Other                                                                 80,193
------------------------------------------------------------------------------
 Total expenses                                                     5,957,430
 Less--expenses reimbursed and fees waived by Goldman Sachs          (712,627)
------------------------------------------------------------------------------
 Net expenses                                                       5,244,803
------------------------------------------------------------------------------
 Net investment income                                              2,562,482
------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN ON INVESTMENT, OPTION AND FUTURES
 TRANSACTIONS:
 Net realized gain from:
 Investment transactions                                           69,243,703
 Futures transactions                                                 131,178
 Net change in unrealized gain on:
 Investments                                                      126,699,516
------------------------------------------------------------------------------
 Net realized and unrealized gain on investment, option and
 futures transactions:                                            196,074,397
------------------------------------------------------------------------------
 Net increase in assets resulting from operations                $198,636,879
------------------------------------------------------------------------------
------------------------------------------------------------------------------

(a) Taxes withheld on dividends were $12,912.
-----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 GOLDMAN SACHS GROWTH AND INCOME FUND
Statements of Changes in Net Assets

                                                 FOR THE SIX
                                                MONTHS ENDED           FOR THE
                                               JULY 31, 1997        YEAR ENDED
                                                 (UNAUDITED)  JANUARY 31, 1997
-------------------------------------------------------------------------------
 FROM OPERATIONS:
 Net investment income                        $    2,562,482      $  8,054,855
 Net realized gain on investment, option and
 futures transactions                             69,374,881        58,230,209
 Net change in unrealized gain on
 investments                                     126,699,516        67,575,111
-------------------------------------------------------------------------------
 Net increase in net assets resulting from
 operations                                      198,636,879       133,860,175
-------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
 Class A shares                                   (2,315,182)       (8,111,894)
 Class B shares                                      (72,045)           (5,818)
 Institutional shares                                (27,378)             (494)
 Service shares                                      (12,653)          (11,500)
 In excess of net investment income
 Class A shares                                           --          (135,533)
 Class B shares                                           --           (48,273)
 Institutional shares                                     --              (380)
 Service shares                                           --            (9,070)
 From net realized gain on investment,
 option and futures transactions
 Class A shares                                           --       (46,442,616)
 Class B shares                                           --          (754,312)
 Institutional shares                                     --            (9,971)
 Service shares                                           --          (255,610)
-------------------------------------------------------------------------------
 Total distributions to shareholders             (2,427,2 58)      (55,785,471)
-------------------------------------------------------------------------------
 FROM SHARE TRANSACTIONS:
 Net proceeds from sales of shares               361,407,405       140,362,846
 Reinvestment of dividends and distributions       2,281,159        53,352,809
 Cost of shares repurchased                      (36,596,735)      (72,730,939)
-------------------------------------------------------------------------------
 Net increase in net assets resulting from
 share transactions                              327,091,829       120,984,716
-------------------------------------------------------------------------------
 Total increase                                  523,301,450       199,059,420
 NET ASSETS:
 Beginning of period                             635,815,992       436,756,572
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 End of period                                $1,159,117,442      $635,815,992
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Accumulated distributions in excess of net
 investment income                            $      (58,032)     $   (193,256)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 GOLDMAN SACHS GROWTH AND INCOME FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                       INCOME FROM
                                 INVESTMENT OPERATIONS(H)         DISTRIBUTIONS TO SHAREHOLDERS
                              -------------------------------- -----------------------------------
                                              NET REALIZED                  FROM NET
                    NET ASSET                AND UNREALIZED               REALIZED GAIN IN EXCESS
                     VALUE,      NET         GAIN (LOSS) ON     FROM NET  ON INVESTMENT   OF NET   ADDITIONAL  NET INCREASE
                    BEGINNING INVESTMENT      INVESTMENTS,     INVESTMENT  AND OPTION   INVESTMENT  PAID-IN    IN NET ASSET
                    OF PERIOD   INCOME     OPTIONS AND FUTURES   INCOME   TRANSACTIONS    INCOME    CAPITAL       VALUE
---------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
1997 - Class A
Shares               $23.18     $0.08(b)          $5.44(b)       $(0.08)     $   --       $   --     $  --        $5.44
1997 - Class B
Shares                23.10     (0.01)(b)          5.41(b)        (0.03)         --           --        --         5.37
1997 - Institu-
tional Shares         23.19      0.12(b)           5.44(b)        (0.12)         --           --        --         5.44
1997 - Service
Shares                23.17      0.07(b)           5.44(b)        (0.07)         --           --        --         5.44
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997 - Class A
Shares                19.98      0.35              5.18           (0.35)      (1.97)       (0.01)       --         3.20
1997 - Class B
Shares(f)             20.82      0.17              4.31           (0.17)      (1.97)       (0.06)       --         2.28
1997 - Institu-
tional Shares(f)      21.25      0.29              3.96           (0.30)      (1.97)       (0.04)       --         1.94
1997 - Service
Shares(f)             20.71      0.28              4.50           (0.28)      (1.97)       (0.07)       --         2.46
1996 - Class A
Shares                15.80      0.33              4.75           (0.30)      (0.60)          --        --         4.18
1995 - Class A
Shares                15.79      0.20(b)           0.30(b)        (0.20)      (0.33)       (0.07)     0.11(b)      0.01
---------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JANUARY 31,
1994 - Class A
Shares(c)             14.18      0.15              1.68           (0.15)      (0.06)       (0.01)       --         1.61
---------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and
    distributions, a complete redemption of the investment at
    the net asset value at the end of the period and no sales
    or redemption charges. Total return would be reduced if a
    sales or redemption charge were taken into account.
(b) Calculated based on the average shares outstanding
    methodology.
(c) For the period from February 5, 1993 (commencement of
    operations) to January 31, 1994.
(d) Not annualized.
(e) Annualized.
(f) For the period from March 6, May 1 and June 3, 1996
    (commencement of operations) to January 31, 1997 for
    Service, Class B and Institutional shares, respectively.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged.
    This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share
    amounts.
-----------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                            RATIO OF
                                                 NET ASSETS   RATIO OF   NET INVESTMENT
NET ASSET                              AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)
VALUE, END    TOTAL      PORTFOLIO    COMMISSION   PERIOD    TO AVERAGE  TO AVERAGE NET
OF PERIOD   RETURN(A)  TURNOVER RATE   RATE(G)   (IN 000S)   NET ASSETS      ASSETS
---------------------------------------------------------------------------------------
  $28.62    23.85%(d)      30.80%(d)   $0.0592    $985,654      1.21%(e)      0.68%(e)
   28.47    23.40(d)       30.80(d)     0.0592     153,619      1.91(e)      (0.11)(e)
   28.63    24.07(d)       30.80(d)     0.0592      12,641      0.83(e)       0.94(e)
   28.61    23.82(b)       30.80(d)     0.0592       7,203      1.33(e)       0.54(e)
---------------------------------------------------------------------------------------
   23.18    28.42          53.03         .0586     615,103      1.22          1.60
   23.10    22.23(d)       53.03         .0586      17,346      1.93(e)       0.15(e)
   23.19    20.77(d)       53.03         .0586         193      0.82(e)       1.36(e)
   23.17    23.87(d)       53.03         .0586       3,174      1.32(e)       0.94(e)
   19.98    32.45          57.93            --     436,757      1.20          1.67
   15.80     3.97          71.80            --     193,772      1.25          1.28
---------------------------------------------------------------------------------------
   15.79    13.08(d)      102.23(d)         --      41,528      1.25(e)       1.23(e)
---------------------------------------------------------------------------------------
            RATIOS ASSUMING NO VOLUNTARY WAIVER
               OF FEES OR EXPENSE LIMITATIONS
            -----------------------------------------------------
                                           RATIO OF
                RATIO OF                NET INVESTMENT
NET ASSET     EXPENSES TO              INCOME (LOSS) TO
VALUE, END    AVERAGE NET                 AVERAGE NET
OF PERIOD        ASSETS                      ASSETS
---------------------------------------------------------------------------------------
  $28.62                    1.41%(e)                    0.48%(e)
   28.47                    1.91(e)                    (0.11)(e)
   28.63                    0.83(e)                     0.94(e)
   28.61                    1.33(e)                     0.54(e)
---------------------------------------------------------------------------------------
   23.18                    1.43                        1.39
   23.10                    1.93(e)                     0.15(e)
   23.19                    0.82(e)                     1.36(e)
   23.17                    1.32(e)                     0.94(e)
   19.98                    1.45                        1.42
   15.80                    1.58                        0.95
---------------------------------------------------------------------------------------
   15.79                    3.24(e)                    (0.76)(e)
---------------------------------------------------------------------------------------

 GOLDMAN SACHS GROWTH AND INCOME FUND
Notes to Financial Statements
July 31, 1997
(Unaudited)
------------------------------  -----------------------------------------------
1. Organization
Effective May 1, 1997, Goldman Sachs Equity Portfolios, Inc. was reorganized from a Maryland corporation to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Goldman Sachs Growth and In-come Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. At July 31, 1997, the Growth and Income Fund offers four classes of shares-- Class A, Class B, Institutional and Service.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make esti-mates and assumptions that may affect the reported amounts.

A. INVESTMENT VALUATION
Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, secu-rities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Unlisted equity and debt securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securi-ties for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date. Dividends for which the Fund has the choice to receive either cash or stock are recognized as invest-ment income in an amount equal to the cash dividend. This amount is also used as an estimate of the fair value of the stock received. Interest income is de-termined on the basis of interest accrued, premium amortized and discount earned.

C. FEDERAL TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. The characterization of distributions to shareholders for financial reporting pur-poses is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial state-ments as either from or in excess of net investment income or net realized gain on investment transactions, or from capital, depending on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.

D. DEFERRED ORGANIZATION EXPENSES
Organization-related costs are being amortized on a straight-line basis over a period of five years.

E. EXPENSES
Expenses incurred by the Trust which do not specifically relate to an individ-ual fund of the Trust are allocated to the funds based on each funds' relative average net assets for the period.
 Class A and Class B shares bear all expenses and fees relating to the distri-bution and authorized dealer service

 GOLDMAN SACHS GROWTH AND INCOME FUND
Notes to Financial Statements (continued)
July 31, 1997
(Unaudited)
------------------------------  -----------------------------------------------
plans as well as other expenses which are directly attributable to such shares. Each class of Shares separately bears their respective class-specific transfer agency fees. Service shares separately bear a service fee.

F. OPTION ACCOUNTING PRINCIPLES
When the Fund writes call or put options, an amount equal to the premium re-ceived is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extin-guished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is ex-ercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
 Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercise a purchased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

G. FUTURES CONTRACTS
The Fund may enter into futures transactions to hedge against changes in inter-est rates, securities prices or to seek to increase total return.
 Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Payments for futures contracts ("variation margin") are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss equal to the dif-ference between the value of the futures contract to sell and the value of futures contract to buy. Gains and losses are reported in the Statement of Op-erations.
 The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund's hedging strategies and poten-tially result in a loss.

3. Agreements
As of May 1, 1997, the Fund's Investment Advisory and Administration Agreements were combined into an Investment Management Agreement (the "Agreement") encom-passing the same services and fee structure. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser. Under the Agreement, GSAM, subject to the general supervision of the Trust's Board of Trustees, manage the Fund's portfo-lios. As compensation for the services rendered under the Agreement, the as-sumption of the expenses related thereto and administering the Fund's business affairs, including providing facilities, GSAM is entitled to a fee,

 GOLDMAN SACHS GROWTH AND INCOME FUND
Notes to Financial Statements (continued)
July 31, 1997
(Unaudited)
------------------------------  -----------------------------------------------
computed daily and payable monthly, at an annual rate equal to .70% of the av-erage daily net assets of the Fund.
 Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Ex-penses" for the Fund (excluding management, service, distribution and autho-rized dealer service fees and litigation and indemnification costs, taxes, in-terest, brokerage commissions, transfer agent fees and extraordinary expenses) until further notice to the extent such expenses exceed .11% of the average daily net assets of the Fund.
 Goldman Sachs serves as the Distributor of shares of the Fund pursuant to Dis-tribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B contingent deferred sales charge imposed and has advised the Company that it retained approximately $1,103,000 during the six months ended July 31, 1997.
 The Trust has adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee from the Fund for distribution services equal, on an annual ba-sis, to .25% and .75% of the Fund's average daily net assets attributable to Class A and Class B shares, respectively.
 The Trust has adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for pro-viding personal and account maintenance services. The Fund pays a fee under its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A and Class B shares. Goldman Sachs also serves as the Transfer Agent of the fund for a fee.
 For the six months ended July 31, 1997, the Distributor has voluntarily agreed to waive approximately $713,000 attributable to the Class A shares. The Dis-tributor may discontinue or modify this waiver in the future at its discretion.
 At July 31, 1997, the Fund owed approximately $634,000, $354,000, $558,000 and
$215,000 for Management, Distribution, Authorized Dealer Service and Transfer Agent fees, respectively.

4. Portfolio Securities Transactions
Purchases and proceeds of sales or maturities of securities (excluding short-term investments, futures and options) for the six months ended July 31, 1997, were $551,541,092 and $250,128,551, respectively.
 For the six months ended July 31, 1997, Goldman Sachs earned approximately $177,000 of brokerage commissions from portfolio transactions.

5. Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securi-ties, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agree-ments are held in safekeeping at the Fund's custodian.

6. Joint Repurchase Agreement Account
The Fund, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At July 31, 1997, the Growth and Income Fund had an undivided interest in the repurchase agreements in the following joint account which equaled $45,600,000 in principal amount. At July 31, 1997, the repurchase agreements held in this joint account, along with the corre-

 GOLDMAN SACHS GROWTH AND INCOME FUND
Notes to Financial Statements (continued)
July 31, 1997
(Unaudited)
------------------------------  -----------------------------------------------
sponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

---------------------------------------------------------------------------------------------------
 PRINCIPAL               INTEREST                       MATURITY                        AMORTIZED
   AMOUNT                  RATE                           DATE                             COST
---------------------------------------------------------------------------------------------------
Bear Stearns Securities, Inc., dated 07/31/97, repurchase price $100,016,250
(FNMA: $48,113,651, 5.50%-7.50%, 02/01/01-06/01/10; FHLMC: $55,056,251,
7.00%, 03/01/12)
$100,000,000               5.85%                        08/01/97                       $100,000,000
JP Morgan Securities, Inc., dated 07/31/97, repurchase price $80,013,000
(FNMA: $81,948,067, 6.76%-6.99%, 07/09/07-07/16/07)
  80,000,000               5.85%                        08/01/97                         80,000,000
Lehman Government Securities, dated 07/31/97, repurchase price $28,004,480
(U.S. Treasury Note: $28,554,949, 6.75%, 04/30/00)
  28,000,000               5.76%                        08/01/97                         28,000,000
Nomura Securities, Inc., dated 07/31/97, repurchase price $50,008,125 (GNMA:
$51,000,001, 7.00%-7.50%, 01/01/00-10/15/26)
  50,000,000               5.85%                        08/01/97                         50,000,000
---------------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                               $258,000,000
---------------------------------------------------------------------------------------------------

7. Line of Credit Facility
The Fund participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Fund participates in a $50,000,000 commit-ted, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive ar-rangement, the Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. This facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the six months ended July 31, 1997, the Fund did not have any borrowings under this facility.

8. Summary of Share Transactions
Share activity for the six months ended July 31, 1997 and for the year ended January 31, 1997 are as follows:

                                            FOR THE                   FOR THE
                                   SIX MONTHS ENDED                YEAR ENDED
                                      JULY 31, 1997          JANUARY 31, 1997
                            ------------------------  ------------------------
                                SHARES       DOLLARS      SHARES       DOLLARS
-------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                  9,172,565  $229,040,955   5,616,082  $121,074,992
Reinvestments of dividends
 and distributions              87,181     2,178,974   2,390,917    52,287,188
Shares repurchased          (1,353,556)  (33,856,032) (3,328,038)  (72,163,062)
-------------------------------------------------------------------------------
                             7,906,190   197,363,897   4,678,961   101,199,118
-------------------------------------------------------------------------------
CLASS B SHARES
Shares sold                  4,706,211   117,757,844     729,877    16,222,639
Reinvestments of dividends
 and distributions               2,765        68,483      35,976       787,421
Shares repurchased             (63,812)   (1,652,479)    (14,764)     (340,546)
-------------------------------------------------------------------------------
                             4,645,164   116,173,848     751,089    16,669,514
-------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold                    455,141    11,230,182       8,229       186,173
Reinvestments of dividends
 and distributions                 802        21,075          92         2,020
Shares repurchased             (22,731)     (593,738)         --            --
-------------------------------------------------------------------------------
                               433,212    10,657,519       8,321       188,193
-------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                    135,204     3,378,424     134,652     2,879,042
Reinvestments of dividends
 and distributions                 506        12,627      12,587       276,180
Shares repurchased             (20,160)     (494,486)    (10,262)     (227,331)
-------------------------------------------------------------------------------
                               115,550     2,896,565     136,977     2,927,891
-------------------------------------------------------------------------------
Net increase                13,100,116  $327,091,829   5,575,348  $120,984,716
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------